Investments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 312,031	$ 294,502	$ 438,984
Gross realized gains	9,733	16,833	23,898
Gross realized losses	$ 4,284	$ 1,083	$ 11,173
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	5 months